Share Capital - Stock Option Plans (Details) € / shares in Units, € in Millions				12 Months Ended
	Jun. 22, 2022 shares € / shares	Apr. 14, 2022 EUR (€) shares € / shares	Jun. 21, 2021 € / shares	Dec. 31, 2022 shares € / shares	Dec. 31, 2021 € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Par value per share (euro per share) | € / shares				€ 0.03	€ 0.03
OSA 2022-001
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued (in shares) | shares		20,000		20,000
Exercise price (in euros per share) | € / shares		€ 6.17	€ 6.17
Financial contribution | €		€ 50
Forfeited (in shares) | shares				20,000
Performance Stock Options | From first year of grant date
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements, maximum percentage exercised	10.00%
Performance Stock Options | From second year of grant date
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements, maximum percentage exercised	30.00%
Performance Stock Options | From third year of grant date
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements, maximum percentage exercised	60.00%
Performance Stock Options | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements for share-based payment arrangement, vesting percentage	10.00%
Share price milestone, Euronext Paris | € / shares	€ 24.00
Performance Stock Options | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements for share-based payment arrangement, vesting percentage	10.00%
Share price milestone, Euronext Paris | € / shares	€ 30.00
Performance Stock Options | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements for share-based payment arrangement, vesting percentage	40.00%
Share price milestone, Euronext Paris | € / shares	€ 40.00
Performance Stock Options | Tranche four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements for share-based payment arrangement, vesting percentage	40.00%
Share price milestone, Euronext Paris | € / shares	€ 60.00
Performance Stock Options | Tranche Five
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum term of options granted for share-based payment arrangement	10 years
OSA 2022-06
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued (in shares) | shares				580,900
Exercise price (in euros per share) | € / shares			€ 4.16
Forfeited (in shares) | shares				26,400
Alan Dostie | OSA 2022-001
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued (in shares) | shares		20,000
Number of ordinary share subscribed per each OSA | shares		1
Par value per share (euro per share) | € / shares		€ 0.03
Exercise price (in euros per share) | € / shares		€ 6.17
Employees | Performance Stock Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued (in shares) | shares				170,400
Employees | Ordinary Stock Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued (in shares) | shares				410,500
Employees | OSA 2022-06
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued (in shares) | shares				580,900
Certain Employees | Performance Stock Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued (in shares) | shares	170,400
Number of ordinary share subscribed per each OSA | shares	1
Par value per share (euro per share) | € / shares	€ 0.03
Exercise price (in euros per share) | € / shares	€ 4.16
Executive Board and Employees | Ordinary Stock Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued (in shares) | shares	410,500
Number of ordinary share subscribed per each OSA | shares	1
Par value per share (euro per share) | € / shares	€ 0.03
Exercise price (in euros per share) | € / shares	€ 4.16
Maximum term of options granted for share-based payment arrangement	10 years
Executive Board and Employees | Ordinary Stock Options | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements for share-based payment arrangement, vesting percentage	33.33%
Executive Board and Employees | Ordinary Stock Options | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements for share-based payment arrangement, vesting percentage	33.33%
Executive Board and Employees | Ordinary Stock Options | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements for share-based payment arrangement, vesting percentage	33.33%